Collaboration and Licensing Agreements - Additional Information (Detail) - Cara Therapeutics, Inc. - USD ($) $ in Thousands		1 Months Ended			3 Months Ended		12 Months Ended
	May 17, 2018	Apr. 30, 2022	Oct. 31, 2020	May 31, 2018	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaboration and Licensing Agreements:
Net proceeds from sales of common stock under open market sales agreement								$ 1,117
Revenue from contract with customer					$ 2,569	$ 2,135	$ 7,137	20,968	$ 41,867
License and milestone fees [Member]
Collaboration and Licensing Agreements:
Revenue from contract with customer								910	15,000
Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member]
Collaboration and Licensing Agreements:
Percentage of net profit sharing			60.00%
Potential sales-based milestone payments			$ 240,000
Number of days to terminate agreement							60 days
Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member]
Collaboration and Licensing Agreements:
Percentage of net profit sharing				50.00%
License Agreement with Maruishi Pharmaceutical Co. Ltd [Member]
Collaboration and Licensing Agreements:
Earned milestone payment								1,449
Affiliated Entity | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member]
Collaboration and Licensing Agreements:
Percentage of net profit sharing			40.00%
Affiliated Entity | CSL Vifor | License and milestone fees [Member]
Collaboration and Licensing Agreements:
Revenue from contract with customer									$ 15,000
Affiliated Entity | CSL Vifor | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 1 [Member]
Collaboration and Licensing Agreements:
Percentage of net profit sharing			40.00%
Affiliated Entity | Vifor Fresenius Medical Care Renal Pharma Ltd | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member]
Collaboration and Licensing Agreements:
Number of days to terminate agreement	60 days
Termination notice effective period	12 months
Affiliated Entity | Vifor Fresenius Medical Care Renal Pharma Ltd | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member] | License and milestone fees [Member]
Collaboration and Licensing Agreements:
Revenue from contract with customer		$ 15,000
Affiliated Entity | Vifor Fresenius Medical Care Renal Pharma Ltd | Maximum [Member] | Vifor Fresenius Medical Care Renal Pharma Ltd Agreement No 2 [Member]
Collaboration and Licensing Agreements:
Potential milestone payments	$ 440,000
Affiliated Entity | Maruishi Pharmaceutical Co., Ltd. [Member] | License Agreement with Maruishi Pharmaceutical Co. Ltd [Member] | License and milestone fees [Member]
Collaboration and Licensing Agreements:
Revenue from contract with customer								$ 1,449